Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Investment [Line Items]
Long-term investments	¥ 112,219,460	$ 16,321,644	¥ 122,508,832
Shanghai Liming Intelligent Technology Limited
Investment [Line Items]
Cost method investments	300,000	43,633	300,000
Yibon Hotel Group Co., Ltd
Investment [Line Items]
Cost method investments	103,701,474	15,082,755	103,701,474
Yancheng Zexin Hotel Management Co Ltd
Investment [Line Items]
Equity method investments			2,565,871
Tianjin GreenTree Tianbao Hotel Management Co Ltd
Investment [Line Items]
Equity method investments	2,650,405	385,485	10,008,647
Steigenberger (Beijing) Hotel Management Co Ltd ("Steigenberger")
Investment [Line Items]
Equity method investments	¥ 5,567,581	$ 809,771	¥ 5,932,840